Pacer CSOP FTSE China A50 ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.0%
Agriculture - 1.1%
Muyuan Foods Co. Ltd. - Class A	8,830	$121,500
Auto Manufacturers - 3.1%
BYD Co. Ltd. - Class A	6,845	261,688
SAIC Motor Corp. Ltd. - Class A	23,900	81,161
		342,849
Banks - 23.9%
Agricultural Bank of China Ltd. - Class A	336,800	164,209
Bank of China Ltd. - Class A	185,300	90,918
Bank of Communications Co. Ltd. - Class A	176,000	121,496
China CITIC Bank Corp. Ltd. - Class A	24,800	20,075
China Construction Bank Corp. - Class A	79,100	82,763
China Everbright Bank Co. Ltd. - Class A	122,500	76,790
China Merchants Bank Co. Ltd. - Class A	104,100	823,352
China Minsheng Banking Corp. Ltd. - Class A	243,100	192,274
Industrial & Commercial Bank of China Ltd. - Class A	189,600	149,372
Industrial Bank Co. Ltd. - Class A	122,600	438,345
Ping An Bank Co. Ltd. - Class A	71,600	255,888
Shanghai Pudong Development Bank Co. Ltd. - Class A	126,500	195,013
		2,610,495
Beverages - 22.6%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	3,500	110,518
Kweichow Moutai Co. Ltd. - Class A	3,900	1,277,412
Luzhou Laojiao Co. Ltd. - Class A	5,945	237,126
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	2,345	135,899
Wuliangye Yibin Co. Ltd. - Class A	15,600	702,976
		2,463,931
Building Materials - 1.1%
Anhui Conch Cement Co. Ltd. - Class A	15,200	118,668
Chemicals - 2.0%
Wanhua Chemical Group Co. Ltd. - Class A	12,512	216,512
Coal - 0.4%
China Shenhua Energy Co. Ltd. - Class A	17,400	46,861
Commercial Services - 0.3%
Offcn Education Technology Co. Ltd. - Class A	5,400	33,140
Diversified Financial Services - 5.3%
CITIC Securities Co. Ltd. - Class A	74,500	326,906
CSC Financial Co. Ltd. - Class A	3,600	22,322
East Money Information Co. Ltd. - Class A	42,389	230,945
		580,173
Electric - 1.0%
China Yangtze Power Co. Ltd. - Class A	35,900	109,354
Electrical Components & Equipment - 1.0%
Contemporary Amperex Technology Co. Ltd. - Class A	2,100	115,099
Electronics - 1.9%
Foxconn Industrial Internet Co. Ltd. - Class A	10,200	22,560
Luxshare Precision Industry Co. Ltd. - Class A	23,029	189,271
		211,831
Energy-Alternate Sources - 2.5%
LONGi Green Energy Technology Co. Ltd. - Class A	16,745	278,746
Engineering & Construction - 0.9%
China State Construction Engineering Corp. Ltd. - Class A	131,200	97,677
Food - 3.6%
Foshan Haitian Flavouring & Food Co. Ltd. - Class A	2,900	88,493
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	44,000	301,015
		389,508
Healthcare-Products - 1.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	2,300	159,624
Healthcare-Services - 1.7%
Aier Eye Hospital Group Co. Ltd. - Class A	10,889	132,691
WuXi AppTec Co. Ltd. - Class A	1,880	48,403
		181,094
Home Furnishings - 3.9%
Gree Electric Appliances, Inc. of Zhuhai - Class A	28,300	246,609
Midea Group Co. Ltd. - Class A	12,310	183,541
		430,150
Insurance - 11.0%
China Life Insurance Co. Ltd. - Class A	12,800	71,620
China Pacific Insurance Group Co. Ltd. - Class A	24,100	129,400
Ping An Insurance Group Co. of China Ltd. - Class A	81,500	997,557
		1,198,577
Oil & Gas - 0.8%
China Petroleum & Chemical Corp. - Class A	84,000	51,356
PetroChina Co. Ltd. - Class A	51,400	32,539
		83,895
Pharmaceuticals - 3.2%
Jiangsu Hengrui Medicine Co. Ltd. - Class A	21,600	346,894
Real Estate - 2.2%
China Vanke Co. Ltd. - Class A	57,200	246,036
Retail - 2.9%
China Tourism Group Duty Free Corp. Ltd. - Class A	6,900	313,986
Transportation - 1.1%
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	23,980	20,005
SF Holding Co. Ltd. - Class A	6,500	99,591
		119,596
TOTAL COMMON STOCKS (Cost $8,294,855)		10,816,196
	Principal Amount
SHORT-TERM INVESTMENTS - 1.0%
Money Market Deposit Accounts - 1.0%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$105,082	105,082
TOTAL SHORT-TERM INVESTMENTS (Cost $105,082)		105,082

Total Investments (Cost $8,399,937) - 100.0%		10,921,278
Other Assets in Excess of Liabilities - 0.0% (c)		130
TOTAL NET ASSETS - 100.0%		$10,921,408

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 10,816,196	$ -	$ -	$ -	$ 10,816,196
Short-Term Investments	105,082	-	-	-	105,082
Total Investments in Securities	$ 10,921,278	$ -	$ -	$ -	$ 10,921,278
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.